General Information - Additional Information (Detail) - Subsidiary			6 Months Ended
	Aug. 11, 2025	Apr. 16, 2024	Jun. 30, 2026
Disclosure Of General Information About Financial Statements [Abstract]
Description of nature of entity's operations			clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat patients with cancer
Name of reporting entity			NuCana plc
Domicile of entity			United Kingdom
Country of incorporation			England and Wales
Number of subsidiaries			3
Name of subsidiary			NuCana, Inc., NuCana Limited and NuCana BioMed Trustee Company Limited
Description of change In ratio of shares	one ADS representing 25 ordinary shares, to one ADS representing 5,000 ordinary shares.	from one ADS representing one ordinary share, to one ADS representing 25 ordinary shares.